Revenue and other income	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue And Other Income Abstract
Revenue and other income

12. Revenue and other operating income

The Group currently derives no revenue from sales of its biopharmaceutical product candidates.

Operating income other than revenue mainly relates to compensation received from the Swiss tax authorities as the Company acts as collecting agent of the withholding tax on salaries.